Other Financial Data	12 Months Ended
Sep. 30, 2012
Other Financial Data [Abstract]
Other Financial Data

12. Other Financial Data

Items charged to operations during the years ended September 30, 2012, 2011 and 2010 included the following:

(Dollars in thousands)	2012	2011	2010

Salaries and wages (including fringes)	$197,642	187,214	160,780
Maintenance and repairs	5,389	4,530	3,440

Research and development (R&D) costs:
Company-sponsored	30,067	33,574	32,199
Customer-sponsored	9,171	8,527	4,035

Total R&D	$39,238	42,101	36,234
Other engineering costs	17,646	11,490	13,250

Total R&D and other engineering costs	$56,884	53,591	49,484
As a % of net sales	8.3%	7.7%	8.1%

A reconciliation of the changes in accrued product warranty liability for the years ended September 30, 2012, 2011 and 2010 is as follows:

(Dollars in thousands)	2012	2011	2010
Balance as of October 1,	$3,834	3,877	4,370
Additions charged to expense	2,357	3,275	1,813
Deductions	(2,711)	(3,318)	(2,306)
Balance as of September 30,	$3,480	3,834	3,877